Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100
					Investment Based on
	Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total		Adjusted
	Table Total	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Net Income	Diluted
Year	for PEO	to PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	$MM	EPS
	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)	($)(g)
2023	$25,661,972	$34,672,518	$12,319,311	$12,199,327	$209.10	$155.66	$4,863	$11.11
2022	26,287,185	67,395,343	9,125,252	20,275,581	209.58	144.53	11,836	$13.77
2021	23,912,154	66,387,875	11,035,630	24,203,425	168.96	134.15	11,542	11.83
2020	24,007,591	47,010,914	15,221,472	22,524,088	127.61	108.74	4,616	9.76

(a)	The dollar amounts reported are the total compensation reported for Mr. Gonzalez for each fiscal year in the “Total” column of the Summary Compensation Table.

(b)

The dollar amounts reported represent the “compensation actually paid” to Mr. Gonzalez, who served as our PEO for each of fiscal years 2020, 2021, 2022 and 2023, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gonzalez during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the reported “Total” in the Summary Compensation Table for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

(1) The amount reflected in the “Stock Award” and “Option Award” columns of the Summary Compensation Table with respect to Mr. Gonzalez has been deducted from the Summary Compensation Table Total and substituted with an equity award value for each year calculated by adding or subtracting, as applicable, the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of such year, accounting for any banking of the award resulting from EPS performance (as reflected in footnote (2) to the Outstanding Equity Awards at Fiscal Year End Table); (ii) the change in fair value from the end of the prior fiscal year of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year, accounting for any adjustment based on relative TSR performance on awards for which the performance period ends as of this date (as reflected in footnote (2) to the Outstanding Equity Awards at Fiscal Year End Table); (iii) for awards granted in prior fiscal years that vested in the applicable fiscal year, the amount equal to the change in value as of the vesting date (from the end of the prior fiscal year); and (iv) the dollar value of dividends accrued on equity awards in the applicable year prior to the vesting date (excluding option awards, which do not carry dividend equivalent rights) that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year. The valuation assumptions used to calculate fair values on equity awards other than options are the same as those disclosed at the time of grant. Stock option awards are valued using a Black-Scholes model at the time of grant (as disclosed in footnote (2) to the Summary Compensation Table on page 53) with subsequent fair value calculations performed using a Lattice model.

The amounts in the following table represent each of the amounts deducted and added to the equity award values for Mr. Gonzalez for the 2023 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (b) of the pay versus performance table:

			Grant Date	Year-end	Change in	Change in
		Total Equity	Fair Value of	Fair Value of	Fair Value as of	Fair Value as of
		Value	Equity Awards	Equity Awards	Year-End of Any	the Vesting Date	Total
		Reflected in	Granted	Granted	Prior Year	of Any Prior Year	Equity Value
		Summary	During	During	Awards that	Awards that	Reflected in
		Compensation	Applicable	Applicable	Remain Unvested	Vested During	Compensation
Year	PEO Name	Table	Year	Year	as of Year-End	Applicable Year	Actually Paid
2023	Richard A. Gonzalez	$17,139,761	$(17,139,761)	$24,374,294	$5,038,051	$(3,279,507)	$26,132,838

(2) The pension benefit value reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for the 2023 fiscal year is adjusted to account for the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Gonzalez during 2023 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment during 2023 that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts in the following table represent each of the amounts deducted and added to the change in pension value for Mr. Gonzalez for the 2023 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (b) of the pay versus performance table:

Total Change
		in Pension				Prior	Total Change in
		Value Reflected	Change in	Service Costs		Service Costs	Pension Value
		in the Summary	Pension Value	Attributable		Introduced	Reflected in
		Compensation	for the	to the		During the	Compensation
Year	PEO Name	Table	Applicable Year	Applicable Year		Applicable Year	Actually Paid
2023	Richard A. Gonzalez	$0	$0	$17,469	$	N/A	$17,469

(c)

The dollar amounts reported represent the average of the amounts reported for AbbVie’s named executive officers (NEOs) as a group (excluding the CEO) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, R. Michael, S. Reents, J. Stewart and A. Saleki-Gerhardt; (ii) for 2022, R. Michael, S. Reents, L. Schumacher, J. Stewart and A. Saleki-Gerhardt; (iii) for 2021, R. Michael, L. Schumacher, M. Severino and J. Stewart; and (iv) for 2020, R. Michael, L. Schumacher, C. Alban and M. Severino.

(d)

The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group (excluding the CEO) during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation for the NEOs as a group (excluding the CEO) for each year was adjusted using the same methodology described above in footnote (b) to determine the compensation actually paid.

The amounts in the following table represent the average of the amounts deducted and added to the equity award values for AbbVie’s named executive officers (NEOs) as a group (excluding the CEO) for the 2023 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (d) of the pay versus performance table:

			Grant Date	Year-end	Change in	Change in
		Total Equity	Fair Value of	Fair Value of	Fair Value as of	Fair Value as of
		Value	Equity Awards	Equity Awards	Year-End of Any	the Vesting Date	Total
		Reflected in	Granted	Granted	Prior Year	of Any Prior Year	Equity Value
		Summary	During	During	Awards that	Awards that	Reflected in
		Compensation	Applicable	Applicable	Remain Unvested	Vested During	Compensation
Year	NEO Names	Table	Year	Year	as of Year-End	Applicable Year	Actually Paid
2023	See footnote (c)	$5,129,167	$(5,129,167)	$7,294,064	$1,073,949	$(823,979)	$7,544,034

The amounts in the following table represent each of the amounts deducted and added to the change in pension value for AbbVie’s named executive officers (NEOs) as a group (excluding the CEO) for the 2023 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (d) of the pay versus performance table:

Total Change
		in Pension				Prior	Total Change in
		Value Reflected	Change in	Service Costs		Service Costs	Pension Value
		in the Summary	Pension Value	Attributable		Introduced	Reflected in
		Compensation	for the	to the		During the	Compensation
Year	NEO Names	Table	Applicable Year	Applicable Year		Applicable Year	Actually Paid
2023	See footnote (c)	$2,866,096	$(2,866,096)	$331,245	$	N/A	$331,245

(e)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between AbbVie’s share price at the end and the beginning of the measurement period by AbbVie's share price at the beginning of the measurement period.

(f)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NYSE Arca Pharmaceutical Index, our peer group used for purposes of Item 201(e) of Regulation S-K.

(g)

As required by Item 402(v) of Regulation S-K, AbbVie has determined that adjusted diluted EPS is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to AbbVie’s NEOs to company performance for the most recently completed fiscal year. Adjusted diluted EPS is a non-GAAP measure that represents diluted earnings per share adjusted to exclude certain specified items, as described in Appendix B.

Company Selected Measure Name	Adjusted diluted EPS
Named Executive Officers, Footnote	The dollar amounts reported represent the “compensation actually paid” to Mr. Gonzalez, who served as our PEO for each of fiscal years 2020, 2021, 2022 and 2023, as computed in accordance with Item 402(v) of Regulation S-K.The dollar amounts reported represent the average of the amounts reported for AbbVie’s named executive officers (NEOs) as a group (excluding the CEO) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, R. Michael, S. Reents, J. Stewart and A. Saleki-Gerhardt; (ii) for 2022, R. Michael, S. Reents, L. Schumacher, J. Stewart and A. Saleki-Gerhardt; (iii) for 2021, R. Michael, L. Schumacher, M. Severino and J. Stewart; and (iv) for 2020, R. Michael, L. Schumacher, C. Alban and M. Severino.
Peer Group Issuers, Footnote

(f)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NYSE Arca Pharmaceutical Index, our peer group used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 25,661,972	$ 26,287,185	$ 23,912,154	$ 24,007,591
PEO Actually Paid Compensation Amount	$ 34,672,518	67,395,343	66,387,875	47,010,914
Adjustment To PEO Compensation, Footnote

(b)

The dollar amounts reported represent the “compensation actually paid” to Mr. Gonzalez, who served as our PEO for each of fiscal years 2020, 2021, 2022 and 2023, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gonzalez during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the reported “Total” in the Summary Compensation Table for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

(1) The amount reflected in the “Stock Award” and “Option Award” columns of the Summary Compensation Table with respect to Mr. Gonzalez has been deducted from the Summary Compensation Table Total and substituted with an equity award value for each year calculated by adding or subtracting, as applicable, the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of such year, accounting for any banking of the award resulting from EPS performance (as reflected in footnote (2) to the Outstanding Equity Awards at Fiscal Year End Table); (ii) the change in fair value from the end of the prior fiscal year of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year, accounting for any adjustment based on relative TSR performance on awards for which the performance period ends as of this date (as reflected in footnote (2) to the Outstanding Equity Awards at Fiscal Year End Table); (iii) for awards granted in prior fiscal years that vested in the applicable fiscal year, the amount equal to the change in value as of the vesting date (from the end of the prior fiscal year); and (iv) the dollar value of dividends accrued on equity awards in the applicable year prior to the vesting date (excluding option awards, which do not carry dividend equivalent rights) that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year. The valuation assumptions used to calculate fair values on equity awards other than options are the same as those disclosed at the time of grant. Stock option awards are valued using a Black-Scholes model at the time of grant (as disclosed in footnote (2) to the Summary Compensation Table on page 53) with subsequent fair value calculations performed using a Lattice model.

The amounts in the following table represent each of the amounts deducted and added to the equity award values for Mr. Gonzalez for the 2023 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (b) of the pay versus performance table:

			Grant Date	Year-end	Change in	Change in
		Total Equity	Fair Value of	Fair Value of	Fair Value as of	Fair Value as of
		Value	Equity Awards	Equity Awards	Year-End of Any	the Vesting Date	Total
		Reflected in	Granted	Granted	Prior Year	of Any Prior Year	Equity Value
		Summary	During	During	Awards that	Awards that	Reflected in
		Compensation	Applicable	Applicable	Remain Unvested	Vested During	Compensation
Year	PEO Name	Table	Year	Year	as of Year-End	Applicable Year	Actually Paid
2023	Richard A. Gonzalez	$17,139,761	$(17,139,761)	$24,374,294	$5,038,051	$(3,279,507)	$26,132,838

(2) The pension benefit value reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for the 2023 fiscal year is adjusted to account for the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Gonzalez during 2023 (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment during 2023 that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts in the following table represent each of the amounts deducted and added to the change in pension value for Mr. Gonzalez for the 2023 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (b) of the pay versus performance table:

Total Change
		in Pension				Prior	Total Change in
		Value Reflected	Change in	Service Costs		Service Costs	Pension Value
		in the Summary	Pension Value	Attributable		Introduced	Reflected in
		Compensation	for the	to the		During the	Compensation
Year	PEO Name	Table	Applicable Year	Applicable Year		Applicable Year	Actually Paid
2023	Richard A. Gonzalez	$0	$0	$17,469	$	N/A	$17,469

Non-PEO NEO Average Total Compensation Amount	$ 12,319,311	9,125,252	11,035,630	15,221,472
Non-PEO NEO Average Compensation Actually Paid Amount	$ 12,199,327	20,275,581	24,203,425	22,524,088
Adjustment to Non-PEO NEO Compensation Footnote

(d)

The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group (excluding the CEO) during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation for the NEOs as a group (excluding the CEO) for each year was adjusted using the same methodology described above in footnote (b) to determine the compensation actually paid.

The amounts in the following table represent the average of the amounts deducted and added to the equity award values for AbbVie’s named executive officers (NEOs) as a group (excluding the CEO) for the 2023 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (d) of the pay versus performance table:

			Grant Date	Year-end	Change in	Change in
		Total Equity	Fair Value of	Fair Value of	Fair Value as of	Fair Value as of
		Value	Equity Awards	Equity Awards	Year-End of Any	the Vesting Date	Total
		Reflected in	Granted	Granted	Prior Year	of Any Prior Year	Equity Value
		Summary	During	During	Awards that	Awards that	Reflected in
		Compensation	Applicable	Applicable	Remain Unvested	Vested During	Compensation
Year	NEO Names	Table	Year	Year	as of Year-End	Applicable Year	Actually Paid
2023	See footnote (c)	$5,129,167	$(5,129,167)	$7,294,064	$1,073,949	$(823,979)	$7,544,034

The amounts in the following table represent each of the amounts deducted and added to the change in pension value for AbbVie’s named executive officers (NEOs) as a group (excluding the CEO) for the 2023 fiscal year for purposes of computing the “compensation actually paid” amount appearing in column (d) of the pay versus performance table:

Total Change
		in Pension				Prior	Total Change in
		Value Reflected	Change in	Service Costs		Service Costs	Pension Value
		in the Summary	Pension Value	Attributable		Introduced	Reflected in
		Compensation	for the	to the		During the	Compensation
Year	NEO Names	Table	Applicable Year	Applicable Year		Applicable Year	Actually Paid
2023	See footnote (c)	$2,866,096	$(2,866,096)	$331,245	$	N/A	$331,245

Compensation Actually Paid vs. Total Shareholder Return

Comparison of “Compensation Actually Paid” to TSR

The chart below demonstrates that the “compensation actually paid” amounts shown for Mr. Gonzalez and average “compensation actually paid” to the other NEOs is aligned with AbbVie’s cumulative TSR over the four years presented in the pay versus performance table. The alignment of compensation actually paid with AbbVie’s cumulative TSR over the period presented reflects that a significant portion of the compensation actually paid to Mr. Gonzalez and to the other NEOs is comprised of equity awards. Moreover, AbbVie’s executive compensation philosophy and design is fundamentally based on a commitment to align pay and performance.

Compensation Actually Paid vs. Net Income

Comparison of “Compensation Actually Paid” to Net Income

AbbVie’s net income was approximately $4.6 billion in 2020, $11.5 billion in 2021, $11.8 billion in 2022 and $4.9 billion in 2023.  Mr. Gonzalez’s “compensation actually paid” was approximately $47 million, $66 million, $67 million and $35 million in the corresponding years and the average “compensation actually paid” to AbbVie’s other NEOs was approximately $22.5 million, $24 million, $20 million and $12 million in each of those years, respectively. The changes in AbbVie’s net income over the four years presented in the pay versus performance table reflect general alignment with the “compensation actually paid” to Mr. Gonzalez and the other NEOs (on average) and AbbVie's net income during this period.

Compensation Actually Paid vs. Company Selected Measure

Comparison of “Compensation Actually Paid” to Company-Selected Measure (Adjusted Diluted EPS)

AbbVie’s annualized adjusted diluted EPS was $9.76 in 2020, $11.83 in 2021, $13.77 in 2022 and $11.11 in 2023.  Mr. Gonzalez’s “compensation actually paid” was approximately $47 million, $66 million, $67 million and $35 million in the corresponding years and the average “compensation actually paid” to AbbVie’s other NEOs was approximately $22.5 million, $24 million, $20 million and $12 million in each of those years, respectively. While AbbVie uses numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted diluted EPS is the financial performance measure that, in AbbVie’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to AbbVie’s performance.  AbbVie places significant emphasis on achieving positive EPS outcomes because it reflects strong operating dynamics in the underlying business, which is imperative for sustained long-term growth.

Total Shareholder Return Vs Peer Group

AbbVie TSR versus Peer Group TSR

The graph below shows AbbVie’s cumulative TSR over the four-year period ending with December 31, 2023 as compared to the NYSE Arca Pharmaceutical Index. AbbVie’s cumulative TSR outperformed our peer group during the four years presented in the table. Additionally, AbbVie is committed to a robust return of capital to stockholders with an increase of 285% in its quarterly dividend since 2013 as part of a balanced and disciplined capital allocation program, contributing to our strong cumulative TSR.

Tabular List, Table

Most Important Performance Measures

The performance measures that AbbVie uses in our executive compensation program are selected based on the objective of incentivizing NEOs to achieve long-term, sustainable growth in stockholder value. As required by

Item 402(v) of Regulation S-K, we have identified the following financial performance measures as being the most important in linking actual compensation paid to executives to AbbVie’s performance.

Adjusted Diluted Earnings Per Share
Adjusted Relative Return on Invested Capital
Adjusted Return on Assets
Non-GAAP Income Before Taxes
Non-GAAP Operating Margin
Platform Revenue
Total Shareholder Return

Total Shareholder Return Amount	$ 209.10	209.58	168.96	127.61
Peer Group Total Shareholder Return Amount	155.66	144.53	134.15	108.74
Net Income (Loss)	$ 4,863,000,000	$ 11,836,000,000	$ 11,542,000,000	$ 4,616,000,000
Company Selected Measure Amount | $ / shares	11.11	13.77	11.83	9.76
PEO Name	Mr. Gonzalez
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings Per Share
Non-GAAP Measure Description

(g)

As required by Item 402(v) of Regulation S-K, AbbVie has determined that adjusted diluted EPS is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to AbbVie’s NEOs to company performance for the most recently completed fiscal year. Adjusted diluted EPS is a non-GAAP measure that represents diluted earnings per share adjusted to exclude certain specified items, as described in Appendix B.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Relative Return on Invested Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Income Before Taxes
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Measure:: 6
Pay vs Performance Disclosure
Name	Platform Revenue
Measure:: 7
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO
Pay vs Performance Disclosure
Equity Awards	$ 17,139,761
Pension	0
PEO | Grant Date Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,139,761)
PEO | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,132,838
PEO | Year-end Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,374,294
PEO | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,038,051
PEO | Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,279,507)
PEO | Change in Pension Value for the Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total change in Pension Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,469
PEO | Service Costs Attributable to the Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,469
Non-PEO NEO
Pay vs Performance Disclosure
Equity Awards	5,129,167
Pension	2,866,096
Non-PEO NEO | Grant Date Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,129,167)
Non-PEO NEO | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,544,034
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,294,064
Non-PEO NEO | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,073,949
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(823,979)
Non-PEO NEO | Change in Pension Value for the Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,866,096)
Non-PEO NEO | Total change in Pension Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	331,245
Non-PEO NEO | Service Costs Attributable to the Applicable Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 331,245